UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6384

Nuveen Texas Quality Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Texas Quality Income Municipal Fund (NTX)
	November 30, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 146.7% (100% OF TOTAL INVESTMENTS)
	MUNICIPAL BONDS – 146.7% (100% OF TOTAL INVESTMENTS)
	Consumer Discretionary – 1.7% (1.1% of Total Investments)
	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier
	Series 2006A:
$ 1,450	5.250%, 1/01/18 – SYNCORA GTY Insured	1/17 at 100.00	BB+	$ 1,499,561
1,000	5.000%, 1/01/34 – SYNCORA GTY Insured	1/17 at 100.00	BB+	901,370
2,450	Total Consumer Discretionary			2,400,931
	Consumer Staples – 1.2% (0.8% of Total Investments)
1,895	Puerto Rico, The Children‘s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	2/14 at 100.00	BBB+	1,767,846
	Series 2002, 5.375%, 5/15/33
	Education and Civic Organizations – 13.1% (9.0% of Total Investments)
2,000	Board of Regents, University of Texas System, Financing System Revenue Bonds, Refunding Series	No Opt. Call	AAA	2,386,220
	2012B, 5.000%, 8/15/22
	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education
	Charter School, Series 2013A:
1,000	4.350%, 12/01/42	12/22 at 100.00	BBB–	783,620
1,000	4.400%, 12/01/47	12/22 at 100.00	BBB–	760,880
1,000	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, John H. Wood Jr.	8/23 at 100.00	BBB–	1,004,270
	Public Charter District, Inspire Academies, Series 2013A, 6.000%, 8/15/28
1,000	Hale Center Education Facilities Corporation, Texas, Revenue Bonds, Wayland Baptist University	3/21 at 100.00	A–	1,004,760
	Project, Improvement and Refunding Series 2010, 5.000%, 3/01/35
1,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Medical Facilities Revenue	11/22 at 100.00	A–	1,061,620
	Refunding Bonds, Baylor College of Medicine, Series 2012A, 5.000%, 11/15/26
3,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding	6/23 at 100.00	Baa3	2,765,340
	Bonds, Young Men‘s Christian Association of the Greater Houston Area, Series 2013A,
	5.000%, 6/01/38
2,000	Laredo Community College District, Webb County, Texas, Combined Fee Revenue Bonds, Series	8/20 at 100.00	AA–	2,083,160
	2010, 5.250%, 8/01/35 – AGM Insured
2,000	Lone Star College System, Harris, Montgomery and San Jacinto Counties, Texas, Revenue	2/21 at 100.00	AA	2,073,340
	Financing System Bonds, Series 2013, 5.000%, 2/15/36
200	Newark Cultural Education Facilities Finance Corporation, Texas, Lease Revenue Bonds, A.W.	2/15 at 103.00	BBB–	192,314
	Brown-Fellowship Leadership Academy, Series 2012A, 6.000%, 8/15/42
	Red River Education Finance Corporation, Texas, Revenue Bonds, Hockaday School, Series 2005:
1,170	5.000%, 5/15/27	5/15 at 100.00	AA	1,222,322
1,230	5.000%, 5/15/28	5/15 at 100.00	AA	1,283,923
1,290	5.000%, 5/15/29	5/15 at 100.00	AA	1,344,451
890	Texas State University System, Financing Revenue Bonds, Series 2004, 5.000%, 3/15/24 –	9/14 at 100.00	Aa2	922,975
	AGM Insured
18,780	Total Education and Civic Organizations			18,889,195
	Health Care – 11.9% (8.1% of Total Investments)
1,000	Harris County Cultural Educaion Facilities Finance Corporation, Texas, Hospital Revenue Bonds,	12/22 at 100.00	A+	1,001,070
	Memorial Hermann Healthcare System, Refunding Series 2013A, 5.000%, 12/01/35
1,350	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good	7/20 at 100.00	BBB+	1,333,017
	Shepherd Health System, Refunding Series 2010, 5.250%, 7/01/28
1,000	Lufkin Health Facilities Development Corporation, Texas, Health System Revenue Bonds, Memorial	2/17 at 100.00	BBB–	980,200
	Health System of East Texas, Series 2007, 5.500%, 2/15/32
2,000	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds,	8/19 at 100.00	AA	2,117,300
	Children‘s Medical Center Dallas Project, Series 2009, 5.750%, 8/15/39
885	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds,	8/22 at 100.00	AA	910,992
	Children‘s Medical Center Dallas Project, Series 2012, 5.000%, 8/15/32
515	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	9/23 at 100.00	A2	510,540
	Bonds, Hendrick Medical Center, Series 2013, 5.125%, 9/01/33 (WI/DD, Settling 12/05/13)
1,250	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	AA–	1,272,163
	Bonds, Scott & White Healthcare Project, Series 2010, 5.250%, 8/15/40
2,500	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas	11/17 at 100.00	AA–	2,496,150
	Health Resources, Series 2007B, 5.000%, 11/15/42
2,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding	1/19 at 100.00	AA–	2,186,200
	Bonds, Christus Health, Series 2008A, 6.500%, 7/01/37 – AGC Insured
1,720	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas	11/17 at 100.00	Baa2	1,603,900
	Medical Center Regional Healthcare System, Series 2007A, 5.375%, 11/01/37
700	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances	7/17 at 100.00	Baa1	643,202
	Hospital Regional Healthcare Center, Series 2007B, 5.000%, 7/01/37
2,250	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances	7/17 at 100.00	Baa1	2,127,623
	Hospital Regional Healthcare Center, Series 2007, 5.000%, 7/01/33
17,170	Total Health Care			17,182,357
	Industrials – 1.3% (0.9% of Total Investments)
2,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	10/22 at 100.00	BB+	1,894,940
	Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)
	Long-Term Care – 1.1% (0.7% of Total Investments)
	Bexar County, Texas, Health Facilities Development Corporation Revenue Bonds, Army Retirement
	Residence, Series 2007:
910	5.000%, 7/01/27	7/17 at 100.00	BBB	920,829
600	5.000%, 7/01/37	7/17 at 100.00	BBB	584,964
1,510	Total Long-Term Care			1,505,793
	Tax Obligation/General – 25.2% (17.1% of Total Investments)
650	Bexar County, Texas, General Obligation Bonds, Series 2004, 5.000%, 6/15/19	6/14 at 100.00	Aaa	666,393
400	Calallen Independent School District, Nueces County, Texas, General Obligation Bonds, School	2/18 at 100.00	AAA	418,272
	Building Series 2008, 5.000%, 2/15/38
1,620	Cameron County, Texas, General Obligation Bonds, State Highway 550 Project, Series 2012,	2/22 at 100.00	AA–	1,689,676
	5.000%, 2/15/32 – AGM Insured
1,500	College Station, Texas, Certificates of Obligation, Series 2012, 5.000%, 2/15/32	2/21 at 100.00	AA	1,585,365
1,000	El Paso County Hospital District, Texas, General Obligtion Bonds, Refunding Series 2013,	8/23 at 100.00	AA	1,039,720
	5.000%, 8/15/33
1,750	El Paso County, Texas, Certificates of Obligation, Series 2001, 5.000%, 2/15/21 – AGM Insured	No Opt. Call	AA	2,048,970
8,500	Grand Prairie Independent School District, Dallas County, Texas, General Obligation Bonds,	8/18 at 22.64	AA	1,581,765
	Capital Appreciation Refunding Series 2009, 0.000%, 8/15/39
3,255	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds,	8/21 at 100.00	A	477,932
	Refunding Series 2012A, 0.000%, 8/01/45
4,900	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 17.78	AAA	838,390
	Bonds, Series 2006, 0.000%, 8/15/45
1,000	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/17 at 33.01	AAA	295,100
	Bonds, Series 2008, 0.000%, 8/15/36
365	Lone Star College System, Harris and Montgomery Counties, Texas, General Obligation Bonds,	8/19 at 100.00	AAA	398,631
	Series 2009, 5.000%, 8/15/34
1,750	Martin County Hospital District, Texas, Combination Limited Tax and Revenue Bonds, Series	4/21 at 100.00	BBB	1,832,180
	2011A, 7.250%, 4/01/36
	McCamey County Hospital District, Texas, General Obligaiton Bonds, Series 2013:
1,000	5.750%, 12/01/33 (WI/DD, Settling 12/12/13)	12/25 at 100.00	Baa2	1,003,870
1,000	6.125%, 12/01/38 (WI/DD, Settling 12/12/13)	12/25 at 100.00	Baa2	1,006,750
1,010	Mercedes Independent School District, Hidalgo County, Texas, General Obligation Bonds, Series	8/15 at 100.00	AAA	1,085,568
	2005, 5.000%, 8/15/23
1,935	Midlothian Independent School District, Ellis County, Texas, General Obligation Bonds, Series	No Opt. Call	Aaa	2,001,564
	2005, 5.000%, 2/15/34
1,500	Montgomery County, Texas, General Obligation Bonds, Refunding Series 2008B, 5.250%, 3/01/32	3/19 at 100.00	Aa1	1,651,545
2,000	Plano Independent School District, Collin County, Texas, General Obligation Bonds, Series	2/18 at 100.00	Aaa	2,182,800
	2008A, 5.250%, 2/15/34
1,425	Port of Houston Authority, Harris County, Texas, General Obligation Bonds, Series 2010E,	No Opt. Call	AAA	549,665
	0.000%, 10/01/35
	Roma Independent School District, Texas, General Obligation Bonds, Series 2005:
1,110	5.000%, 8/15/22	8/15 at 100.00	AAA	1,193,050
1,165	5.000%, 8/15/23 – AGM Insured	8/15 at 100.00	AAA	1,252,165
1,250	Southside Independent School District, Bexar County, Texas, General Obligation Bonds, Series	8/14 at 100.00	Aaa	1,291,113
	2004A, 5.000%, 8/15/22
5,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Series 2006A,	4/17 at 100.00	AAA	5,345,300
	5.000%, 4/01/33 (UB)
1,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Series 2008,	4/18 at 100.00	AAA	1,085,330
	5.000%, 4/01/30 (UB)
325	Texas State, General Obligation Bonds, Water Utility, Series 2001, 5.250%, 8/01/23	2/14 at 100.00	AAA	326,352
3,025	Victoria Independent School District, Victoria County, Texas, General Obligation Bonds, School	2/17 at 100.00	AAA	3,236,569
	Building Series 2007, 5.000%, 2/15/32
	West Texas Independent School District, McLennan and Hill Counties, General Obligation
	Refunding Bonds, Series 1998:
45	0.000%, 8/15/22	8/14 at 64.64	AAA	28,095
45	0.000%, 8/15/24	8/14 at 57.95	AAA	25,191
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,
	Series 2006:
240	0.000%, 8/15/43	8/15 at 23.11	AAA	42,406
240	0.000%, 8/15/44	8/15 at 21.88	AAA	39,528
65	0.000%, 8/15/45	8/15 at 20.76	AAA	10,095
50,070	Total Tax Obligation/General			36,229,350
	Tax Obligation/Limited – 18.3% (12.5% of Total Investments)
1,000	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.250%, 8/15/38 –	8/19 at 100.00	AA–	1,030,220
	AGM Insured
7,940	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Senior Lien Refunding Series 2007,	12/16 at 100.00	AA+	8,222,819
	5.000%, 12/01/36 – AMBAC Insured
1,390	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Series	11/21 at 100.00	AA+	1,436,774
	2011A, 5.000%, 11/01/41
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
300	0.000%, 11/15/24 – NPFG Insured	No Opt. Call	A	155,928
210	0.000%, 11/15/32 – NPFG Insured	11/31 at 94.05	A	60,081
260	0.000%, 11/15/33	11/31 at 88.44	A	68,965
2,045	0.000%, 11/15/34 – NPFG Insured	11/31 at 83.17	A	497,364
1,130	0.000%, 11/15/36 – NPFG Insured	11/31 at 73.51	A	234,871
4,270	0.000%, 11/15/38 – NPFG Insured	11/31 at 64.91	A	755,577
2,260	0.000%, 11/15/39 – NPFG Insured	11/31 at 60.98	A	368,470
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G:
2,250	5.250%, 11/15/22 – NPFG Insured	2/14 at 100.00	A	2,250,540
3,440	0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	A	567,428
1,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3,	11/24 at 59.10	A	265,250
	0.000%, 11/15/33 – NPFG Insured
1,500	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	1,529,655
	Facilities Department, Refunding Series 2011B, 5.000%, 9/01/30
2,000	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	2/14 at 100.00	A2	2,000,720
	Project, Refunding Series 2012, 5.000%, 9/01/33
1,470	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	516,044
	Project, Series 2001B, 0.000%, 9/01/32 – AMBAC Insured
3,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series	9/21 at 100.00	AA+	3,192,000
	2011D, 5.000%, 9/01/31
2,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A,	9/21 at 100.00	AA+	2,149,900
	5.500%, 9/01/41
1,000	Uptown Development Authority, Houston, Texas, Tax Increment Revenue Bonds, Infrastructure	9/19 at 100.00	BBB	1,039,510
	Improvement Facilities, Series 2009, 5.500%, 9/01/29
38,465	Total Tax Obligation/Limited			26,342,116
	Transportation – 14.4% (9.8% of Total Investments)
1,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010, Reg S,	No Opt. Call	Baa2	192,980
	0.000%, 1/01/40
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010:
2,945	0.000%, 1/01/36	No Opt. Call	Baa2	747,147
2,205	0.000%, 1/01/37	No Opt. Call	Baa2	521,042
2,160	0.000%, 1/01/38	No Opt. Call	Baa2	476,172
665	Central Texas Regional Mobility Authority, Revenue Bonds, Subordinate Lien Refunding Series	1/23 at 100.00	Baa3	568,010
	2013, 5.000%, 1/01/42
1,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2010A,	11/20 at 100.00	A+	1,001,120
	5.000%, 11/01/42
1,165	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012B,	11/20 at 100.00	A+	1,181,962
	5.000%, 11/01/35
1,670	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier Series	10/23 at 100.00	BBB+	1,623,875
	2013A, 5.125%, 10/01/43
1,165	Harris County, Texas, Toll Road Senior Lien Revenue Refunding Bonds, Series 2012C,	No Opt. Call	AA	1,244,604
	5.000%, 8/15/31
2,000	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series Series 2012A,	7/22 at 100.00	A+	2,015,200
	5.000%, 7/01/31 (Alternative Minimum Tax)
3,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	BBB–	2,970,000
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
395	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008A,	1/18 at 100.00	A2	418,088
	5.750%, 1/01/40
	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008B:
325	5.750%, 1/01/40	1/18 at 100.00	A2	343,996
225	5.750%, 1/01/40 – NPFG Insured	1/18 at 100.00	A	238,151
2,500	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008D,	No Opt. Call	AA–	765,575
	0.000%, 1/01/36 – AGC Insured
950	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F,	1/18 at 100.00	A3	996,389
	5.750%, 1/01/38
	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A:
100	6.100%, 1/01/28	1/19 at 100.00	A2	113,115
2,000	6.250%, 1/01/39	1/19 at 100.00	A2	2,209,140
2,500	San Antonio, Texas, Airport System Revenue Bonds, Refunding Series 2012, 5.000%, 7/01/27	7/22 at 100.00	A+	2,619,900
	(Alternative Minimum Tax)
1,250	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	8/14 at 40.96	A–	492,150
	2002A, 0.000%, 8/15/29 – AMBAC Insured
29,220	Total Transportation			20,738,616
	U.S. Guaranteed – 27.2% (18.6% of Total Investments) (4)
610	Bexar County, Texas, General Obligation Bonds, Series 2004, 5.000%, 6/15/19	6/14 at 100.00	Aaa	626,153
	(Pre-refunded 6/15/14)
2,000	Borger Independent School District, Hutchison County, Texas, General Obligation Bonds, Series	2/16 at 100.00	AAA	2,201,160
	2006, 5.000%, 2/15/36 (Pre-refunded 2/15/16)
	Brazoria County Health Facilities Development Corporation, Texas, Revenue Bonds, Brazosport
	Memorial Hospital, Series 2004:
1,745	5.250%, 7/01/20 (Pre-refunded 7/01/14) – RAAI Insured	7/14 at 100.00	N/R (4)	1,797,525
1,835	5.250%, 7/01/21 (Pre-refunded 7/01/14) – RAAI Insured	7/14 at 100.00	N/R (4)	1,890,234
3,455	Brownsville, Texas, Utility System Priority Revenue Bonds, Series 2005A, 5.000%, 9/01/27	9/15 at 100.00	A2 (4)	3,738,345
	(Pre-refunded 9/01/15) – AMBAC Insured
1,190	Canutillo Independent School District, El Paso County, Texas, General Obligation Bonds, Series	8/15 at 100.00	AAA	1,285,652
	2006A, 5.000%, 8/15/22 (Pre-refunded 8/15/15)
3,260	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2005, 5.000%,	1/15 at 100.00	A (4)	3,427,727
	1/01/22 (Pre-refunded 1/01/15) – FGIC Insured
295	Coppell Independent School District, Dallas County, Texas, Unlimited Tax School Building and	No Opt. Call	A (4)	294,555
	Refunding Bonds, Series 1992, 0.000%, 8/15/14 – NPFG Insured (ETM)
3,615	Frisco, Texas, General Obligation Bonds, Series 2006, 5.000%, 2/15/26 (Pre-refunded 2/15/16) –	2/16 at 100.00	Aa1 (4)	3,981,126
	FGIC Insured
5,000	Houston, Texas, General Obligation Bonds, Series 2005E, 5.000%, 3/01/23 (Pre-refunded 3/01/15) –	3/15 at 100.00	AA (4)	5,298,949
	AMBAC Insured
1,655	Irving, Texas, Waterworks and Sewerage Revenue Bonds, Subordinate Lien Series 2004, 5.000%,	8/14 at 100.00	Aa1 (4)	1,712,064
	8/15/23 (Pre-refunded 8/15/14) – AMBAC Insured
	Lower Colorado River Authority, Texas, Revenue Bonds, Series 2008:
40	5.750%, 5/15/37 (Pre-refunded 5/15/15)	5/15 at 100.00	A1 (4)	43,166
1,785	5.750%, 5/15/37 (Pre-refunded 5/15/15)	5/15 at 100.00	A1 (4)	1,927,907
3,580	Midlothian Independent School District, Ellis County, Texas, General Obligation Bonds, Series	2/15 at 100.00	N/R (4)	3,786,745
	2005, 5.000%, 2/15/34 (Pre-refunded 2/15/15)
1,000	North Central Texas Health Facilities Development Corporation, Hospital Revenue Bonds,	No Opt. Call	Aaa	1,222,430
	Presbyterian Healthcare System, Series 1996A, 5.750%, 6/01/26 – NPFG Insured (ETM)
2,500	Retama Development Corporation, Texas, Special Facilities Revenue Bonds, Retama Park	12/17 at 100.00	Aaa	3,280,500
	Racetrack, Series 1993, 8.750%, 12/15/18 (Pre-refunded 12/15/17)
1,260	Rowlett, Rockwall and Dallas Counties, Texas, Waterworks and Sewerage System Revenue Bonds,	3/14 at 100.00	AA– (4)	1,275,700
	Series 2004A, 5.000%, 3/01/22 (Pre-refunded 3/01/14) – NPFG Insured
775	Texas State University System, Financing Revenue Bonds, Series 2004, 5.000%, 3/15/24	9/14 at 100.00	Aa2 (4)	804,791
	(Pre-refunded 9/15/14) – AGM Insured
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,
	Series 2006:
1,260	0.000%, 8/15/43 (Pre-refunded 8/15/15)	8/15 at 23.11	N/R (4)	289,208
1,260	0.000%, 8/15/44 (Pre-refunded 8/15/15)	8/15 at 21.88	N/R (4)	273,697
360	0.000%, 8/15/45 (Pre-refunded 8/15/15)	8/15 at 20.76	N/R (4)	74,207
38,480	Total U.S. Guaranteed			39,231,841
	Utilities – 15.5% (10.6% of Total Investments)
3,000	Austin, Texas, Electric Utility System Revenue Refunding Bonds, Series 2012A, 5.000%, 11/15/40	No Opt. Call	AA–	3,096,150
2,560	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/14 at 100.00	C	76,774
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
1,545	Brownsville, Texas, Utility System Priority Revenue Bonds, Series 2005A, 5.000%, 9/01/27 –	9/15 at 100.00	A+	1,622,281
	AMBAC Insured
2,000	Bryan, Brazos County, Texas, Electric System Revenue Bonds, Series 2009, 5.000%, 7/01/34	7/17 at 100.00	A+	2,053,860
3,000	Lower Colorado River Authority, Texas, Refunding Revenue Bonds, Series 2010A, 5.000%, 5/15/40	5/20 at 100.00	A1	2,995,560
175	Lower Colorado River Authority, Texas, Revenue Bonds, Series 2008, 5.750%, 5/15/37	No Opt. Call	A1	183,117
2,000	Lower Colorado River Authority, Texas, Revenue Refunding Bonds, Series 2012B, 5.000%, 5/15/29	5/22 at 100.00	A1	2,094,060
1,500	Matagorda County Navigation District Number One, Texas, Pollution Control Revenue Refunding	7/19 at 102.00	BBB	1,660,935
	Bonds, Central Power and Light Company Project, Series 2009A, 6.300%, 11/01/29
1,000	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series	No Opt. Call	BBB+	1,135,180
	2012, 5.000%, 10/01/20
	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior
	Lien Series 2008D:
985	5.625%, 12/15/17	No Opt. Call	A–	1,109,484
3,000	6.250%, 12/15/26	No Opt. Call	A–	3,448,260
1,000	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series	No Opt. Call	A–	1,114,200
	2006A, 5.250%, 12/15/20
	Texas Municipal Power Agency, Revenue Bonds, Transmission Refunding Series 2010:
640	5.000%, 9/01/34	9/20 at 100.00	A+	661,434
1,000	5.000%, 9/01/40	9/20 at 100.00	A+	1,023,510
23,405	Total Utilities			22,274,805
	Water and Sewer – 15.8% (10.8% of Total Investments)
2,500	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Bonds, Refunding Series	5/20 at 100.00	A1	2,649,750
	2010, 5.875%, 5/01/40
2,500	Canadian River Municipal Water Authority, Texas, Contract Revenue Bonds, Conjunctive Use	2/21 at 100.00	AA	2,640,675
	Groundwater Supply Project, Subordinate Lien Series 2011, 5.000%, 2/15/31
	Coastal Water Authority, Texas, Contract Revenue Bonds, Houston Water Projects, Series 2004:
1,005	5.000%, 12/15/20 – FGIC Insured	12/14 at 100.00	AA	1,027,432
1,030	5.000%, 12/15/21 – FGIC Insured	12/14 at 100.00	AA	1,049,776
1,000	El Paso, Texas, Water and Sewer Revenue Bonds, Refunding Series 2008C, 5.375%, 3/01/29	3/18 at 100.00	AA+	1,122,370
3,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, First Lien Series 2004A,	5/14 at 100.00	AA	3,066,720
	5.250%, 5/15/23 – FGIC Insured
2,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2012D,	11/22 at 100.00	AA	2,085,020
	5.000%, 11/15/42
	Irving, Texas, Waterworks and Sewerage Revenue Bonds, Subordinate Lien Series 2004:
100	5.000%, 8/15/22 – AMBAC Insured	8/14 at 100.00	Aa1	103,289
105	5.000%, 8/15/23 – AMBAC Insured	8/14 at 100.00	Aa1	108,453
4,000	Laredo, Webb County, Texas, Waterworks and Sewer System Revenue Bonds, Series 2010,	3/20 at 100.00	AA–	4,218,119
	5.250%, 3/01/40
710	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Series 2011, 5.000%,	12/21 at 100.00	AA–	722,212
	12/15/36 – AGM Insured
3,860	North Harris County Regional Water Authority, Texas, Water Revenue Bonds, Senior Lien	12/22 at 100.00	A+	4,025,323
	Refunding Series 2013, 5.000%, 12/15/33
21,810	Total Water and Sewer			22,819,139
$ 245,255	Total Long-Term Investments (cost $207,907,833)			211,276,929
	Floating Rate Obligations – (2.7)%			(3,960,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (49.2)% (5)			(70,920,000)
	Other Assets Less Liabilities – 5.2%			7,646,107
	Net Assets Applicable to Common Shares – 100%			$ 144,043,036

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity‘s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management‘s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund‘s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$211,276,929	$ —	$211,276,929

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2013, the cost of investments was $204,736,655.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2013, were as follows:

Gross unrealized:
Appreciation	$ 9,836,143
Depreciation	(7,255,882)
Net unrealized appreciation (depreciation) of investments	$ 2,580,261

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor‘s Group (“Standard & Poor‘s”), Moody‘s Investors Service, Inc.
(“Moody‘s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor‘s, Baa by Moody‘s or BBB by
Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.6%.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S
provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Texas Quality Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         January 29, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         January 29, 2014